Accrued Expenses (Tables)	9 Months Ended
Sep. 30, 2013
Accrued Liabilities Current [Abstract]
Accrued expenses

Accrued expenses consisted of the following:

	December 31,		September 30, 2013
	2011	2012
			(unaudited)
	(in thousands)
Employee compensation and benefits	$1,274	$1,880	$1,882
Current portion of contract termination obligations	—	1,274	538
Research and development and professional expenses	396	1,174	2,964
Deferred income taxes, net	30	—	—

Accrued expenses	$1,700	$4,328	$5,384